Property, plant and equipment - Carrying Amount (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment fully owned	€ 68,264	€ 40,707		€ 23,137
Right-of-use assets	35,113	25,345	€ 26,400	0
Total property, plant and equipment	€ 103,378	€ 66,052		€ 23,137